REORGANIZATION ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Reorganizations [Abstract]
Summary of Reorganization Items, Net

The Company used the classification “Reorganization items, net” on the consolidated statements of operations to reflect expenses, gains and losses that are the direct result of the reorganization of its business.

	2017	2016
Anatel provision for contigencies	(1,568,798)	(6,604,718)
Other provision for contingencies (a)	(736,301)	(1,851,698)
Inflation adjustment of provision for contingencies	(410,157)	(498,200)
Income from short-term investments	713,276	201,533
Professional fees (b)	(369,938)	(252,915)

Total reorganization items, net	(2,371,918)	(9,005,998)

(a)	These amounts are the result of the adjustment to record contingent liabilities to their allowed claim amount which is difference than their carrying amount prior to the RJ proceedings.
(b)	During the year ended December 31, 2017, and 2016 the Company incurred in R$369 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.